DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)								1 Months Ended	12 Months Ended
	Nov. 03, 2023	Sep. 18, 2023	Aug. 04, 2023	Feb. 06, 2023	Feb. 06, 2023	Feb. 12, 2021	Feb. 09, 2021	Feb. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 03, 2023	Dec. 31, 2021	Oct. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per public share (in Dollars per share)	$ 10.73
Maturity (in days)							185 days
Proceeds from warrants						$ 590,625
Deposited into trust account						$ 26,250,000			$ 54,799,478	$ 204,044,469
Proceeds from trust account									152,810,179
Transaction costs									5,017,526
Underwriting fees									4,528,125
Other offering costs									$ 489,401
Offering costs												$ 5,008,178
Condition for future business combination use of proceeds percentage									80.00%
Extension amount				$ 175,000
Shares of common stock for redemptions (in Shares)									5,050,384	20,125,000
Redemption price per share (in dollars per share)			$ 10.53
Aggregate redemption amount									$ 4,008,446	$ 2,170,202
Aggregate shares		8,500,897
Shares of common stock	4,940,885
Approximately redemptions amount (in Dollars)	$ 53,000,000.0
Public price per shares (in Dollars per share)			$ 0.04
Public share value			$ 160,000
Dissolution expense									100,000
Cash in bank account									619,554
tax payable									619,554
Marketable securities held in trust account									54,799,478
Working capital deficit									11,386,299
Working capital loans											$ 480,000		$ 2,000,000
Drawings from working capital loan									480,000
Additional working capital loans								$ 1,000,000
Working capital net								$ 3,000,000
Aggregate total									3,116,097
Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed (in shares)			406,990		14,667,626
Value of shares redeemed					$ 148,523,642
Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Gross proceeds									$ 5,562,500
Sale of warrants (in Shares)						590,625			1,112,500
Price per share (in Dollars per share)							$ 10.00		$ 1.00
Net proceeds							$ 175,000,000
Proceeds from warrants						$ 590,625
Proceeds from trust account						$ 201,250,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Units issued during period shares						20,125,000	17,500,000
Price per public share (in Dollars per share)							$ 10.00
Gross proceeds							$ 175,000,000
Sale of warrants (in Shares)									5,562,500
Offering costs												$ 9,348
Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per share (in Dollars per share)						$ 1.00			$ 1.00
Number of additional units (in Shares)						590,625
Over-Allotment Option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Units issued during period shares						2,625,000
Price per share (in Dollars per share)						$ 10.00
Number of additional units (in Shares)						2,625,000
Units issued during period new issues value						$ 26,250,000
Public Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per public share (in Dollars per share)				$ 0.055	$ 0.055
Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redemption price per share (in dollars per share)				$ 10.13	$ 10.13
Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Value of shares redeemed			$ 4,300,000	$ 148,500,000
Business Combination
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of outstanding voting securities									50.00%
Number of shares redeemed (in shares)			406,990
Business Combination | Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed (in shares)					14,667,626
Chardan Quantum LLC | Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of warrants (in Shares)									4,450,000